Commitments and Contingencies - Additional Information (Detail) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Long-term Purchase Commitment [Line Items]
Short term operating lease commitments	¥ 4,420	$ 623